SCHEDULE OF COMPANIES SUBSIDIARIES (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Security Matters Smx Plc [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	[1]	Ireland
Proportion of ownership interest in subsidiary	[1]	100.00%
Security matters pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia
Proportion of ownership interest in subsidiary		100.00%
Lion heart III corp [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	[2]	USA
Proportion of ownership interest in subsidiary	[2]	100.00%
SMX circular economy platform pte ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	[1]	Singapore
Proportion of ownership interest in subsidiary	[1]	100.00%
SMX ireland limited [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary	[1]	Ireland
Proportion of ownership interest in subsidiary	[1]	100.00%
S M X Fashion And Luxury [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		France
Proportion of ownership interest in subsidiary		100.00%
True Silver SMX Platform Ltd [Member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada
Proportion of ownership interest in subsidiary		100.00%
SMX israel ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Israel
Proportion of ownership interest in subsidiary		100.00%	100.00%	[3]
Security matters canada ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada
Proportion of ownership interest in subsidiary		100.00%	100.00%	[3]
SMX beverages pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia
Proportion of ownership interest in subsidiary		100.00%	100.00%	[3]
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia
Proportion of ownership interest in subsidiary	[3]	51.90%
Yahaloma technologies inc [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada
Proportion of ownership interest in subsidiary		50.00%	50.00%	[3]

[1]	Incorporated in 2023.
[2]	Merger occurred in March 2023 as part of the Business Combination.
[3]	Owned by Security Matters PTY Ltd. (formerly - Security Matters Limited) as of December 31, 2023.